Reclamation Bonds (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Reclamation Bonds (Textual)
Surety bond in escrow account	$ 674,000		$ 674,000
Reclamation bonds	$ 759,351		$ 753,290
Return property and the reclamation bond		$ 42,802